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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07832
Columbia National Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

Investment Portfolio

Columbia National Municipal Bond Fund

November 30, 2004 (unaudited)

	Par ($)	Value ($)*
Municipal Bonds - 89.4%
EDUCATION - 1.9%
Education - 1.9%
IL State Educational Facilities Authority, DePaul University, Series 2003 C, Insured: AMBAC,
5.000% 09/01/18	250,000	262,172
	Education Total	262,172
	EDUCATION TOTAL	262,172

HEALTH CARE - 12.6%
Hospitals - 12.6%
IA Finance Authority: Health Care Facilities Revenue, Genesis Medical Center, Insured: MBIA,
6.100% 07/01/15	285,000	320,294
IN Board Bank Revenue, Special Program, Hendricks, Series 2002 D, Insured: AMBAC,
5.375% 04/01/15	250,000	273,095
MI State Hospital Finance Authority, Ascension Health Credit, Series A: Insured: MBIA,
5.375% 11/15/33	100,000	107,296
NH Health & Education Facilities Authority, Concord Hospital Revenue, Series 2004, Insured: FGIC,
5.000% 10/01/12	230,000	250,249
OR Benton County Hospital Facilities Authority Refunding, Samaritan Health Services Project:
4.200% 10/01/05	40,000	40,618
4.600% 10/01/09	40,000	42,048
OR Clackamas County, Hospital Facility Authority, Gross-Willamette Falls Hospital Project, Insured: RAD,
5.500% 04/01/22	250,000	262,587
OR Deschutes County Hospital Facilities Authority, Cascade Health Services, Inc., Series 2002,
5.600% 01/01/27	100,000	103,962
OR Salem Hospital Facilities Authority, Capital Manor, Inc., Series 1994,
7.500% 12/01/24	150,000	153,000
WA State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Series 1996, Insured: RAD,
5.700% 07/01/16	200,000	210,382
	Hospitals Total	1,763,531
	HEALTH CARE TOTAL	1,763,531

HOUSING - 0.6%
Single Family- 0.6%
CO Housing Finance Authority, Single Family,
4.875% 04/01/07	10,000	10,060
IA Single Family Mortgage, Series A, Insured: GNMA,
5.800% 07/01/16	70,000	73,202
	Single Family Total	83,262
	HOUSING TOTAL	83,262

OTHER - 9.4%
Pool Bond Bank- 4.7%
AK Municipal Bond Bank Authority, Series C, Insured: MBIA,
5.500% 09/15/16	100,000	110,232
KS Development Finance Authority,
5.000% 04/01/10	250,000	273,250
MS Development Bank, Convention Center Project, Insured: AMBAC,
6.500% 07/01/13	230,000	275,683
	Pool Bond Bank Total	659,165

Refunded- 4.7%
AK Industrial Development & Export Authority, Snettisham Hydroelectric, Series 1, Pre-refunded (AMT), Insured: AMBAC,
5.500% 01/01/08	5,000	5,369
AK Palmer Valley Hospital Association, Insured: RAD,
5.350% 12/01/12	125,000	139,691
MI State Hospital Finance Authority, Ascension Health Credit, Series A,
6.000% 11/15/19	100,000	114,587
OR Damascus Water District, Certificates of Participation,
5.250% 03/01/19	100,000	108,385
WA Tacoma Solid Waste Utilities, Pre-refunded, Series 1997 B, Insured: AMBAC,
6.000% 12/01/09	15,000	17,136
WI Marshall School District, Series 2002 A, Insured: FGIC,
5.000% 03/01/14	250,000	274,950
	Refunded Total	660,118
	OTHER TOTAL	1,319,283

RESOURCE RECOVERY - 2.6%
Disposal- 2.6%
AR Little Rock Waste Disposal Revenue, Series 2002, Insured: MBIA,
5.000% 05/01/16	250,000	263,573
WA Tacoma Solid Waste Utilities, Unrefunded, Series 1997 B, Insured: AMBAC,
6.000% 12/01/09	85,000	96,410
	Disposal Total	359,983
	RESOURCE RECOVERY TOTAL	359,983

TAX-BACKED - 41.4%
Local Appropriated- 7.0%
IN West Lafayette Industrial Building Corp., First Mortgage, Police Station Project, Insured: FGIC,
5.000% 07/15/18	250,000	264,185
MI Sturgis Public School District, School Building & Site, Insured: QSBLF,
5.500% 05/01/14	250,000	276,167
ND Fargo School District Building Authority Development, Series 2000, Insured: MBIA,
5.500% 05/01/13	250,000	273,020
SC Charleston County, Certificates of Participation, Series 2004, Insured: MBIA,
5.000% 12/01/10	150,000	163,170
	Local Appropriated Total	976,542

Local General Obligations- 16.9%
IL Chicago Park District Aquarium & Museum, Insured: FGIC,
5.800% 01/01/18	150,000	166,016
IL Madison & St. Clair Counties, School District No. 010, Collinsville School Building, Insured: FGIC,
5.500% 02/01/12	250,000	277,150
IL Will County Forest Preservation District, Series 1999 B, Insured: FGIC,
(a) 12/01/11	150,000	114,373
LA Calcasieu Parish School District No. 31, Public School Improvement, Series 2000, Insured: FGIC,
5.500% 05/01/16	250,000	274,093
NY New York City, Series 2000, Insured: AMBAC,
5.750% 08/01/11	250,000	281,840
Series A,
6.000% 05/15/21	250,000	277,812
OH Oak Hills Local School District, Insured: MBIA,
7.200% 12/01/09	100,000	118,988
TN Lawrenceburg Public Building Authority, Electric System Public Works, Series C, Insured: FSA,
5.500% 07/01/16	295,000	326,683
TX Magnolia Independent School District, Insured: PSFG,
5.250% 08/15/17	280,000	302,677
SC Charleston County, School District, Series 2001, Insured: FSA,
5.000% 02/01/18	200,000	211,200
WA Yakima County School District No. 119 Selah, Insured: FGIC,
5.000% 12/01/06	10,000	10,515
	Local General Obligations Total	2,361,347

Special Non-Property Tax- 8.6%
CA State Economic Recovery, Series 2004 A, Insured: MBIA,
5.000% 07/01/11	200,000	220,846
CO Department of Transportation Revenue, Insured: AMBAC,
5.500% 06/15/09	245,000	271,690
IL Chicago Motor Fuel Tax Revenue, Series 2003 A, Insured: AMBAC,
5.250% 01/01/17	250,000	270,060
OK Okmulgee County, 1st Mortgage, Insured: MBIA,
6.000% 03/01/15	200,000	221,752
TX Laredo Sports Venue Sales Tax, Insured: FGIC,
5.750% 03/15/13	200,000	221,126
	Special Non-Property Tax Total	1,205,474

Special Property Tax- 1.5%
OR Lebanon Urban Renewal Agency,
5.625% 06/01/19	100,000	105,739
OR Redmond Urban Renewal Agency, Downtown Area B,
5.650% 06/01/13	100,000	103,846
	Special Property Tax Total	209,585

State Appropriated- 3.6%
KY State Property & Buildings Commission Revenues, Series 2001,
5.250% 11/01/11	250,000	278,720
PR Public Finance Corp., Series 2004 A, Insured: AMBAC,
5.250% 08/01/30 (b)	110,000	121,053
WA State Certificates of Participation, Department of General Administration,
5.400% 07/01/13	100,000	105,895
	State Appropriated Total	505,668

State General Obligations- 3.8%
NV Colorado River Commission, Hoover Dam Project, Series 2002, Insured: FSA,
5.375% 10/01/14	250,000	278,607
OR State Veterans Welfare, Series 75,
5.875% 10/01/18	10,000	10,309
WI State GO, Series 2004 2, Insured: MBIA,
5.000% 05/01/12	225,000	246,726
	State General Obligations Total	535,642
	TAX-BACKED TOTAL	5,794,258

TRANSPORTATION - 0.8%
Transportation- 0.8%
IL Regional Transportation Authority, Series A, Insured: AMBAC,
6.400% 06/01/12	100,000	117,199
	Transportation Total	117,199
	TRANSPORTATION TOTAL	117,199

UTILITIES - 20.1%
Investor Owned- 1.5%
AK Industrial Development & Export Authority, Snettisham Hydroelectric, Series 1, Unrefunded (AMT), Insured: AMBAC,
5.500% 01/01/08	95,000	102,414
OR Port of St. Helens Pollution Control, Portland General Electric Co., Series B,
4.800% 06/01/10	105,000	106,490
	Investor Owned Total	208,904

Joint Power Authority- 4.2%
WA State Public Power Supply System: Nuclear Project No. 1 Revenue, Series 1997 B,
5.125% 07/01/14	300,000	314,100
Nuclear Project No. 2 Refunding, Series A,
5.000% 07/01/11	50,000	53,616
Nuclear Project No. 3 Revenue, Capital Appreciation, Series 1989 B,
(a) 07/01/12	145,000	105,708
WY Municipal Power Agency, Power Supply Refunding, Series 1998, Insured: MBIA,
5.250% 01/01/11	100,000	109,286
	Joint Power Authority Total	582,710

Municipal Electric- 8.4%
CA State Department of Water Resource, Power Supply Revenue, Series 2002, Insured: AMBAC,
5.000% 05/01/16	250,000	267,898
OR Eugene Trojan Nuclear Project,
5.900% 09/01/09	20,000	20,183
TX Harris County Health Facilities, de Teco Project, Series 1999 B, Insured: AMBAC,
5.700% 02/15/15	150,000	166,278
TN Metropolitan Government Nashville, Series 2002 A, Insured: AMBAC,
5.125% 10/01/13	285,000	312,192
WA Seattle Municipal Light & Power:
5.000% 07/01/13	235,000	245,664
6.000% 10/01/16	150,000	166,556
	Municipal Electric Total	1,178,771

Water & Sewer- 6.0%
FL Orlando Utilities Commission, Utility System Revenue,
5.250% 07/01/09	250,000	274,828
GA Atlanta GA Water & Wastewater Revenue, Insured: FSA,
5.000% 11/01/11	250,000	275,218
OH State Water Development Authority Revenue, Fresh Water, Series 2001 B, Insured: FSA,
5.500% 12/01/18	250,000	288,163
	Water & Sewer Total	838,209
	UTILITIES TOTAL	2,808,594

Total Municipal Bonds (Cost of $12,036,015)		12,508,282

Investment Company - 0.0%
Federated Tax Free Obligations Fund,	85	85
	INVESTMENT COMPANY TOTAL	85
Total Investment Company (Cost of $85)

	Par ($)	Value ($)*
Short-Term Obligations - 10.0%
Variable Rate Demand Notes (c) - 10.0%
ID Health Facilities Authority, St Lukes Regional Medical Center,
1.670% 05/01/22	200,000	200,000

IL Quad Cities Regional Economic Development Authority, Two Rivers YMCA, Series 2002,
1.720% 12/01/31	200,000	200,000
IN Development Finance Authority, Educational Facitilities, Cathedral High,
1.720% 09/01/26	100,000	100,000
IN Educational Facilities Authority, Educational Facitilities, Depauw University,
1.670% 07/01/32	100,000	100,000
MN Mankato Minn Revenue, Bethany Lutheran College, Series B,
1.720% 11/01/15	100,000	100,000
MO State Health & Educational Facilities Authority, Wahington University, Series D,
1.680% 09/01/30	100,000	100,000

MS Jackson County Pollution Control Revenue, Chevron Corp., Series 1992,
1.680% 12/01/16	100,000	100,000
NY New York City Municipal Water Finance Authority, Water & Sewer System, Series G,
1.640% 06/15/24	200,000	200,000
WY Uinta County Pollution Control, Chevron U.S.A., Inc., Series 1992,
1.680% 08/15/20	300,000	300,000

Total Short-Term Obligations (Cost of $1,400,000)		1,400,000

Total Investments - 99.4%
(Cost of $13,436,015) (d)(e)		13,908,367

Other Assets & Liabilities, Net - (0.6%)		77,278
Net Assets - 100.0%		13,985,645

Notes to Investment Portfolio:

*                                         Debt securities generally are valued by a pricing service approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

(a)                                  Zero coupon bond.

(b)                                 Variable rate security. The interest rate shown reflects the rate as of November 30, 2004.

(c)                                  Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.

The interest rates change periodically and the interest rates shown reflect rates as of November 30, 2004.

(d)                                 Cost for federal income tax purposes is $13,433,103.

(e)                                  Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$496,907	$(21,643)	$475,264

Insurer	% of Total Investments
Ambac Assurance Corp.	20.3
MBIA Insurance Corp.	15.4
Financial Guaranty Insurance Co.	13.2
Financial Security Assurance, Inc.	10.0
Radian Asset Assurance, Inc.	4.4
Permanent School Fund Guaranteed	2.2
Qualified School Bond Loan Fund	2.0
Government National Mortgage Association	0.5
68.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
QSBLF	Qualified School Bond Loan Fund
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia National Municipal Bond Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005